Income Taxes (Details 3)	Sep. 30, 2018 USD ($)
Canada
Net Operating Loss Carryforward	$ 2,424,263
Canada | Tax Year 2029 [Member]
Net Operating Loss Carryforward
Canada | Tax Year 2030 [Member]
Net Operating Loss Carryforward
Canada | Tax Year 2034 [Member]
Net Operating Loss Carryforward	367,617
Canada | Tax Year 2035 [Member]
Net Operating Loss Carryforward	478,547
Canada | Tax Year 2036 [Member]
Net Operating Loss Carryforward	188,742
Canada | Tax Year 2037 [Member]
Net Operating Loss Carryforward	412,456
Canada | Tax Year 2038 [Member]
Net Operating Loss Carryforward	976,901
United States
Net Operating Loss Carryforward	256,888
United States | Tax Year 2029 [Member]
Net Operating Loss Carryforward	54,040
United States | Tax Year 2030 [Member]
Net Operating Loss Carryforward	101,259
United States | Tax Year 2034 [Member]
Net Operating Loss Carryforward
United States | Tax Year 2035 [Member]
Net Operating Loss Carryforward	1,003
United States | Tax Year 2036 [Member]
Net Operating Loss Carryforward	1,000
United States | Tax Year 2037 [Member]
Net Operating Loss Carryforward
United States | Tax Year 2038 [Member]
Net Operating Loss Carryforward	$ 99,586